Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
NET LOSS	$ (3,893,859)	$ (21,723,043)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	(373,729)	(115,454)
COMPREHENSIVE LOSS	$ (4,267,588)	$ (21,838,497)